OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

16.  OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals As of December 31, 2016 and 2017 were as follows:

	2016	2017
	RMB	RMB
Accrued operating expenses	1,549,809,298	2,851,988,186
Deposits received from suppliers and packaged-tour users	460,648,199	507,158,340
Payable for acquisition and investments (Note 2)	157,004,868	625,682,289
Provision related to an equity method investment (Note 13)	—	367,448,156
Due to employees for stock option proceeds received on their behalf	250,831,976	197,430,857
Deposit for special bonus program (a)	168,404,481	178,771,740
Interest payable	103,016,365	68,413,048
Accruals for property and equipment	22,855,856	42,444,370
Deferred revenue	12,664,375	31,789,775
Others	124,585,829	225,509,712

Total	2,849,821,247	5,096,636,473

(a)

In September, 2014, the Company established a special bonus program. Under this program, the Company provides the bonus units to the selected employees and the employees are required to provide deposit to participate such program. The bonus is calculated based on certain agreed-upon performance merits and is paid together with the deposit. As of December 31, 2017, the Company recognized the employees deposit of RMB179 million in other payable. The expenses recognized for the bonus program were not significant in 2015, 2016 and 2017.